UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 9 of its series:

Date of fiscal year end: October 31

Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Small Cap Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of fiscal year end: April 30

Wells Fargo Absolute Return Fund and Wells Fargo Asset Allocation Fund.

Date of reporting period: January 31, 2019

ITEM 1.	INVESTMENTS

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 96.55%

Australia : 9.83%
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,435	$562,801
Australia & New Zealand Banking Group Limited (Financials, Banks)	52,572	956,511
BHP Billiton Limited (Materials, Metals & Mining)	94,991	2,404,975
Goodman Group (Real Estate, Equity REITs)	86,000	728,906
Medibank Private Limited (Financials, Insurance)	306,927	584,536
Mirvac Group (Real Estate, Equity REITs)	473,701	826,400
Northern Star Resources Limited (Materials, Metals & Mining)	156,286	996,310
Orocobre Limited (Materials, Metals & Mining) «†	309,369	748,852
Qantas Airways Limited (Industrials, Airlines)	220,163	870,599
Rio Tinto Limited (Materials, Metals & Mining)	23,047	1,458,337
Suncorp Group Limited (Financials, Insurance)	176,004	1,660,626
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	25,252	629,967

		12,428,820
China : 25.90%
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	20,750	3,496,168
Ascletis Pharma Incorporated (Health Care, Biotechnology) †	990,000	816,258
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	1,265,000	839,878
Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	3,351	578,483
Bank of China Limited H Shares (Financials, Banks)	2,682,000	1,237,244
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	2,664,000	1,537,873
BTG Hotels Group Company Limited Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)	287,117	641,416
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	406,000	406,147
China Construction Bank H Shares (Financials, Banks)	1,943,000	1,735,717
China Eastern Airlines Company H Shares (Industrials, Airlines)	1,022,000	623,842
China Everbright International Limited (Industrials, Commercial Services & Supplies)	793,444	796,766
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	111,500	1,169,399
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	426,000	1,601,473
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	742,000	621,237
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	269,500	1,085,260
Chinasoft International Limited (Information Technology, IT Services)	1,028,000	504,361
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	331,000	672,364
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	638,635	664,096
Dong-E-E-Jiao Company Limited A Shares (Health Care, Pharmaceuticals)	95,900	587,084
GoerTek Incorporated Class A (Information Technology, Electronic Equipment, Instruments & Components)	598,100	591,366
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	608,000	657,033
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	2,448,000	701,911
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	2,107,000	1,627,141
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,070,000	777,225
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,222,000	787,970
PICC Property and Casualty Company Limited H Shares (Financials, Insurance)	595,000	613,414
Ping An Insurance Group Company H Shares (Financials, Insurance)	148,000	1,431,501
Qingdao Haier Company Limited A Shares (Consumer Discretionary, Household Durables)	267,065	637,244
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	144,400	686,379
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	76,400	3,368,663
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) «144A†	393,800	493,809
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	2,036,000	757,615

		32,746,337
Hong Kong : 1.09%
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	806,800	717,645
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	544,000	658,583

		1,376,228
India : 5.87%
Gail India Limited (Utilities, Gas Utilities)	136,006	635,186
HDFC Bank Limited (Financials, Banks)	38,900	1,137,655

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Asia Pacific Fund

Security name	Shares	Value
India (continued)
Hindalco Industries Limited (Materials, Metals & Mining)	209,109	$613,037
ICICI Bank Limited (Financials, Banks)	332,074	1,701,692
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	324,539	648,211
Infosys Limited SP ADR (Information Technology, IT Services)	107,000	1,155,600
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	58,490	1,009,224
Sterlite Technologies Limited (Information Technology, Communications Equipment)	151,891	526,343

		7,426,948
Indonesia : 1.87%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	4,047,000	1,115,115
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	5,475,000	329,147
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	3,282,000	916,071

		2,360,333
Japan : 31.80%
Advantage Risk Management Company Limited (Health Care, Health Care Providers & Services)	79,100	652,117
Dentsu Incorporated (Consumer Discretionary, Media)	19,900	942,704
Ezaki Glico Company Limited (Consumer Staples, Food Products)	14,900	740,041
FANUC Corporation (Industrials, Machinery)	4,500	758,504
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	63,200	1,980,276
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	26,100	778,507
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	87,000	835,056
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	97,900	1,119,884
Japan Airlines Company Limited (Industrials, Airlines)	48,600	1,768,652
Kao Corporation (Consumer Staples, Personal Products)	13,500	950,856
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,500	1,282,075
KOSE Corporation (Consumer Staples, Personal Products)	5,200	763,351
Kubota Corporation (Industrials, Machinery)	81,000	1,274,583
Kura Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,900	871,958
Kyushu Railway Company (Industrials, Road & Rail)	37,200	1,267,037
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	37,700	1,159,468
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	496,700	2,661,227
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	52,400	1,268,568
Nintendo Company Limited (Communication Services, Entertainment)	3,800	1,180,207
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	34,800	1,492,319
Obayashi Corporation (Industrials, Construction & Engineering)	76,000	720,753
Open House Company Limited (Real Estate, Real Estate Management & Development)	28,400	1,181,106
ORIX Corporation (Financials, Diversified Financial Services)	82,200	1,237,622
Otsuka Corporation (Information Technology, IT Services)	29,300	944,163
Panasonic Corporation (Consumer Discretionary, Household Durables)	149,200	1,454,674
Recruit Holdings Company Limited (Industrials, Professional Services)	24,300	649,748
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	3,500	825,798
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	84,200	1,158,740
SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	16,800	1,315,004
Sony Corporation (Consumer Discretionary, Household Durables)	25,000	1,254,762
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	33,100	1,254,108
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,400	775,111
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	45,100	2,763,759
Tsukui Corporation (Health Care, Health Care Providers & Services)	125,200	924,129

		40,206,867
Malaysia : 2.46%
Bursa Malaysia Bhd (Financials, Capital Markets)	348,500	621,106
CIMB Group Holdings Bhd (Financials, Banks)	546,800	750,248
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	515,300	413,901
Public Bank Bhd (Financials, Banks)	103,700	627,365
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,268,200	693,547

		3,106,167
Philippines : 0.91%
Bank of the Philippine Islands (Financials, Banks)	660,893	1,154,121

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name			Shares	Value
Singapore : 2.51%
DBS Group Holdings Limited (Financials, Banks)			68,600	$1,218,921
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)			739,200	604,011
Keppel Corporation Limited (Industrials, Industrial Conglomerates)			135,400	613,534
Oversea-Chinese Banking Corporation Limited (Financials, Banks)			85,700	732,734

				3,169,200
South Korea : 7.77%
Hana Financial Group Incorporated (Financials, Banks)			16,945	608,415
Hyundai Motor Company (Consumer Discretionary, Automobiles)			5,860	682,038
KB Financial Group Incorporated (Financials, Banks)			14,871	642,207
Korea Zinc Company Limited (Materials, Metals & Mining)			1,708	676,200
LG Chem Limited (Materials, Chemicals)			3,049	1,008,432
NH Investment & Securities Company Limited (Financials, Capital Markets)			57,673	723,083
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)			85,014	3,526,173
Samsung Fire & Marine Insurance (Financials, Insurance)			2,574	631,557
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)			3,389	680,755
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)			2,814	652,507

				9,831,367
Taiwan : 4.52%
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			1,036,000	675,452
Cathay Financial Holding Company (Financials, Insurance)			456,000	655,762
Hon Hai Precision Industry (Information Technology, Electronic Equipment, Instruments & Components)			273,868	634,805
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			102,000	826,499
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			395,000	2,930,096

				5,722,614
Thailand : 2.02%
Bangkok Bank PCL (Financials, Banks)			152,200	1,076,617
Kasikornbank PCL (Financials, Banks)			129,400	836,642
Thai Beverage PCL (Consumer Staples, Beverages)			1,179,300	639,496

				2,552,755
Total Common Stocks (Cost $114,488,723)				122,081,757

		Expiration date
Participation Notes : 0.96%

China : 0.96%
HSBC Bank plc (Ningbo Joyson Electronic Corporation) (Consumer Discretionary, Auto Components)†(a)		12-2-2019	169,874	533,930
HSBC Bank plc (Songcheng Performance Development Company Limited Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure)†(a)		10-12-2020	235,952	684,924

Total Participation Notes (Cost $1,579,424)				1,218,854

Yield
Short-Term Investments : 1.42%

Investment Companies : 1.42%
Securities Lending Cash Investments LLC (l)(r)(u)	2.57%		1,073,433	1,073,540

3

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Asia Pacific Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%	719,969	$719,969

Total Short-Term Investments (Cost $1,793,509)				1,793,509
Total investments in securities (Cost $117,861,656)	98.93%			125,094,120
Other assets and liabilities, net	1.07			1,354,892

Total net assets	100.00%			$126,449,012

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
PCL	Public company limited
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,444,919	2,626,321	2,997,807	1,073,433	$1,073,540
Wells Fargo Government Money Market Fund Select Class	4,143,878	8,682,000	12,105,909	719,969	719,969

					$1,793,509	1.42%

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$12,428,820	$0	$0	$12,428,820
China	32,746,337	0	0	32,746,337
Hong Kong	1,376,228	0	0	1,376,228
India	7,426,948	0	0	7,426,948
Indonesia	2,031,186	329,147	0	2,360,333
Japan	40,206,867	0	0	40,206,867
Malaysia	3,106,167	0	0	3,106,167
Philippines	1,154,121	0	0	1,154,121
Singapore	3,169,200	0	0	3,169,200
South Korea	9,831,367	0	0	9,831,367
Taiwan	0	5,722,614	0	5,722,614
Thailand	2,552,755	0	0	2,552,755
Participation notes
China	0	1,218,854	0	1,218,854
Short-term investments
Investment companies	719,969	1,073,540	0	1,793,509

Total assets	$116,749,965	$8,344,155	$0	$125,094,120

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 96.57%

Australia : 1.42%
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	29,300	$33,119
Bendigo Bank Limited (Financials, Banks)	26,100	204,519
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	29,100	177,683
CSR Limited (Materials, Construction Materials)	59,900	127,141
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail) «	43,900	107,540
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	11,600	103,124
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	51,377
Mineral Resources Limited (Materials, Metals & Mining)	14,900	171,343
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels) †	18,916	98,450
Qantas Airways Limited (Industrials, Airlines)	59,300	234,492
Rio Tinto Limited (Materials, Metals & Mining)	1,800	113,898

		1,422,686

Austria : 0.37%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	4,800	238,443
Voestalpine AG (Materials, Metals & Mining)	4,300	137,219

		375,662

Belgium : 0.64%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	8,481	646,607

Brazil : 2.62%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	16,105	138,963
Banco de Brasil SA (Financials, Banks)	19,000	270,163
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	86,623
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	94,116	1,038,091
JBS SA (Consumer Staples, Food Products)	67,500	279,276
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	50,058	815,945

		2,629,061

Canada : 2.68%
Canadian National Railway Company (Industrials, Road & Rail)	1,730	144,490
Canadian Pacific Railway Limited (Industrials, Road & Rail)	831	170,272
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	2,460	66,220
Fortis Incorporated (Utilities, Electric Utilities)	1,350	48,146
George Weston Limited (Consumer Staples, Food & Staples Retailing)	526	38,207
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) «†	51,800	663,097
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	3,900	188,863
Lundin Mining Corporation (Materials, Metals & Mining)	183,308	837,055
Magna International Incorporated (Consumer Discretionary, Auto Components)	7,300	386,348
WestJet Airlines Limited (Industrials, Airlines)	9,200	140,736

		2,683,434

China : 3.34%
China Communications Services Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	144,000	134,877
China Everbright Limited (Financials, Capital Markets)	180,000	338,110
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	94,000	985,861
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	182,520
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	196,188
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	344,000	185,871
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	110,901
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	19,771	407,678
PICC Property and Casualty Company Limited H Shares (Financials, Insurance)	103,500	106,703

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
China (continued)
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	261,400	$556,301
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	95,882
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	45,266

		3,346,158

Denmark : 0.84%
Danske Bank AS (Financials, Banks)	9,300	171,816
Genmab AS (Health Care, Biotechnology) †	3,980	577,986
Sydbank AS (Financials, Banks)	4,000	92,359

		842,161

Finland : 0.51%
Fortum Oyj (Utilities, Electric Utilities)	16,368	371,324
Nordea Bank AB (Financials, Banks)	15,000	136,218

		507,542

France : 7.73%
Air Liquide SA (Materials, Chemicals)	6,818	826,821
Amundi SA (Financials, Diversified Financial Services)	1,222	70,215
Arkema SA (Materials, Chemicals)	910	86,368
AXA SA (Financials, Insurance)	9,200	213,186
BNP Paribas SA (Financials, Banks)	15,000	703,327
Compagnie de Saint-Gobain SA (Industrials, Building Products)	23,772	819,548
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,200	238,818
Credit Agricole SA (Financials, Banks)	13,900	158,447
Eiffage SA (Industrials, Construction & Engineering)	4,559	427,477
Engie SA (Utilities, Multi-Utilities)	13,300	212,896
Groupe Danone SA (Consumer Staples, Food Products)	3,274	237,961
Natixis SA (Financials, Capital Markets)	27,500	140,763
Orange SA (Communication Services, Diversified Telecommunication Services)	65,896	1,023,511
Renault SA (Consumer Discretionary, Automobiles)	3,100	219,460
Safran SA (Industrials, Aerospace & Defense)	2,156	282,558
Sanofi SA (Health Care, Pharmaceuticals)	8,600	746,338
Schneider Electric SE (Industrials, Electrical Equipment)	1,512	107,438
SCOR SE (Financials, Insurance)	2,400	100,871
Societe Generale SA (Financials, Banks)	3,700	114,938
Total SA (Energy, Oil, Gas & Consumable Fuels)	9,700	532,704
Vinci SA (Industrials, Construction & Engineering)	5,501	484,070

		7,747,715

Germany : 12.67%
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	703	167,127
Allianz AG (Financials, Insurance)	5,960	1,261,490
Aurubis AG (Materials, Metals & Mining)	1,600	87,411
BASF SE (Materials, Chemicals)	2,900	211,840
Bayer AG (Health Care, Pharmaceuticals)	1,900	143,968
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	184,981
Beiersdorf AG (Consumer Staples, Personal Products)	4,482	447,857
Covestro AG (Materials, Chemicals) 144A	2,700	148,896
Daimler AG (Consumer Discretionary, Automobiles)	5,300	313,389
Deutsche Boerse AG (Financials, Capital Markets)	16,032	2,133,213
Deutsche Post AG (Industrials, Air Freight & Logistics)	37,722	1,112,229
Metro AG (Consumer Staples, Food & Staples Retailing)	41,234	696,855
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,194	933,688
Rheinmetall AG (Industrials, Industrial Conglomerates)	7,754	803,918
SAP SE (Information Technology, Software)	6,318	652,650
Siemens AG (Industrials, Industrial Conglomerates)	9,464	1,037,536
Symrise AG (Materials, Chemicals)	4,653	386,655
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	278,367

2

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Germany (continued)
Wirecard AG (Information Technology, IT Services)	10,242	$1,696,316

		12,698,386

Hong Kong : 2.75%
AIA Group Limited (Financials, Insurance)	118,600	1,065,521
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	169,774
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	109,500	112,749
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	104,000	105,496
Sinotruk Hong Kong Limited (Industrials, Machinery)	59,500	109,489
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	95,831
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	11,000	70,370
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	72,000	174,698
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	586,000	709,430
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	143,441

		2,756,799

Hungary : 0.07%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	74,559

India : 0.75%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	27,658	747,587

Indonesia : 0.51%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,062,800	292,845
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	401,600	222,752

		515,597

Ireland : 4.96%
C&C Group plc (Consumer Staples, Beverages)	18,600	70,256
Greencore Group plc (Consumer Staples, Food Products) «	327,770	829,713
Linde plc (Materials, Chemicals)	13,349	2,165,071
Medtronic plc (Health Care, Health Care Equipment & Supplies)	13,638	1,205,463
Smurfit Kappa Group plc (Materials, Containers & Packaging)	4,300	123,930
Willis Towers Watson plc (Financials, Insurance)	3,523	573,509

		4,967,942

Israel : 1.10%
Bank Hapoalim Limited (Financials, Banks)	24,000	162,339
Check Point Software Technologies Limited (Information Technology, Software) †	8,374	937,218

		1,099,557

Italy : 4.08%
A2A SpA (Utilities, Multi-Utilities)	104,600	190,602
Assicurazioni Generali SpA (Financials, Insurance)	39,201	686,278
Enel SpA (Utilities, Electric Utilities)	94,000	566,581
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	48,149	815,978
Intesa Sanpaolo SpA (Financials, Banks)	218,543	498,988
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	9,300	90,034
Mediobanca SpA (Financials, Banks)	23,400	203,448
Prysmian SpA (Industrials, Electrical Equipment)	48,483	1,039,396

		4,091,305

Japan : 12.62%
Adeka Corporation (Materials, Chemicals)	13,000	204,563

3

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Japan (continued)
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	$129,970
Asahi Glass Company Limited (Industrials, Building Products)	4,900	165,770
CALBEE Incorporated (Consumer Staples, Food Products)	9,500	304,384
Central Glass Company Limited (Industrials, Building Products)	3,400	74,914
Daiwa Securities Group Incorporated (Financials, Capital Markets)	190,100	945,570
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	7,700	78,396
Denka Company Limited (Materials, Chemicals)	6,300	201,854
DIC Incorporated (Materials, Chemicals)	5,300	169,571
Dowa Mining Company Limited (Materials, Metals & Mining)	6,000	191,692
Fujikura Limited (Industrials, Electrical Equipment)	25,000	109,249
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	34,200	1,071,605
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	244,792
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	266,935
Japan Airlines Company Limited (Industrials, Airlines)	6,300	229,270
Japan Exchange Group Incorporated (Financials, Capital Markets)	16,900	296,497
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	94,193
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	20,000	499,977
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	8,800	171,031
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,300	235,501
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	12,000	132,091
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	96,043
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	238,900	1,279,982
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	37,300	190,395
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	237,576
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	282,626
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	6,400	405,417
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	12,500	536,034
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	273,977
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	6,700	58,189
Nomura Holdings Incorporated (Financials, Capital Markets)	159,700	647,890
ORIX Corporation (Financials, Diversified Financial Services)	16,500	248,428
Resona Holdings Incorporated (Financials, Banks)	62,600	316,032
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	107,964
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	297,023
Sompo Holdings Incorporated (Financials, Insurance)	3,200	120,039
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	202,433
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	297,085
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	16,400	258,967
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	7,300	294,145
Teijin Limited (Materials, Chemicals)	5,700	98,275
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	7,600	160,756
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	7,360	166,491
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	82,765
UBE Industries Limited (Materials, Chemicals)	7,900	177,981

		12,654,338

Malaysia : 0.51%
CIMB Group Holdings Bhd (Financials, Banks)	371,423	509,618

Netherlands : 6.74%
Aegon NV (Financials, Insurance)	23,200	119,018
Airbus SE (Industrials, Aerospace & Defense)	10,982	1,259,765
Akzo Nobel NV (Materials, Chemicals)	2,080	179,415
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	796	139,599
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,600	119,335
ING Groep NV (Financials, Banks)	105,141	1,240,991
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	14,600	384,691
Koninklijke DSM NV (Materials, Chemicals)	4,782	446,526
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	26,902	1,058,014
NN Group NV (Financials, Insurance)	24,055	1,016,531
OCI NV (Materials, Chemicals) †	36,463	771,273

4

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Netherlands (continued)
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	700	$18,452

		6,753,610

Norway : 1.02%
Den Norske Bank ASA (Financials, Banks)	53,341	944,573
Marine Harvest ASA (Consumer Staples, Food Products)	3,500	77,022

		1,021,595

Russia : 1.60%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	273,000
Lukoil OAO ADR (Energy, Oil, Gas & Consumable Fuels) «	4,200	336,840
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	21,207	441,106
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	64,526	554,924

		1,605,870

Singapore : 1.05%
DBS Group Holdings Limited (Financials, Banks)	6,400	113,719
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	162,100	734,519
United Overseas Bank Limited (Financials, Banks)	10,700	200,218

		1,048,456

South Africa : 1.16%
Absa Group Limited (Financials, Banks)	12,600	175,543
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,500	28,160
Motus Holdings Limited (Consumer Discretionary, Specialty Retail) †	5,500	37,013
Old Mutual Limited (Financials, Insurance)	59,600	103,358
Omnia Holdings Limited (Materials, Chemicals)	7,600	48,412
Sasol Limited (Materials, Chemicals)	25,646	774,228

		1,166,714

South Korea : 1.86%
BNK Financial Group Incorporated (Financials, Banks)	1,018	6,725
Hana Financial Group Incorporated (Financials, Banks)	6,710	240,924
Industrial Bank of Korea (Financials, Banks)	16,600	212,601
JB Financial Group Company Limited (Financials, Banks)	1,964	10,962
KT&G Corporation (Consumer Staples, Tobacco)	2,300	204,853
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	233	239,757
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	3,496	810,649
Woori Bank (Financials, Banks) (a)	9,800	140,780

		1,867,251

Spain : 0.59%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	139,520
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing) «	33,900	16,580
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	151,196
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	16,200	284,257

		591,553

Sweden : 0.50%
Boliden AB (Materials, Metals & Mining)	6,700	167,197
Volvo AB Class B (Industrials, Machinery)	23,600	339,198

		506,395

5

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Switzerland : 5.65%
Baloise Holding AG (Financials, Insurance)	1,400	$216,381
Idorsia Limited (Health Care, Biotechnology) †	3,410	58,774
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,695	446,398
Nestle SA (Consumer Staples, Food Products)	14,752	1,282,280
Novartis AG (Health Care, Pharmaceuticals)	12,381	1,076,933
Roche Holding AG (Health Care, Pharmaceuticals)	2,960	785,652
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	1,375	257,454
Swiss Life Holding AG (Financials, Insurance)	1,300	535,060
Swiss Reinsurance AG (Financials, Insurance)	3,900	373,274
UBS Group AG (Financials, Capital Markets)	10,600	136,970
Valiant Holding AG (Financials, Banks)	600	64,679
Zurich Insurance Group AG (Financials, Insurance)	1,364	427,532

		5,661,387

Taiwan : 0.35%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	52,000	88,826
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	119,728
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	144,544

		353,098

Thailand : 0.31%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	139,766
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	173,072

		312,838

United Kingdom : 14.64%
3i Group plc (Financials, Capital Markets)	21,200	236,239
Anglo American plc (Materials, Metals & Mining)	11,100	282,847
Aon plc (Financials, Insurance)	6,488	1,013,620
AVEVA Group plc (Information Technology, Software)	881	31,453
Aviva plc (Financials, Insurance)	22,000	119,489
Babcock International Group plc (Industrials, Commercial Services & Supplies)	2,100	14,620
BAE Systems plc (Industrials, Aerospace & Defense)	51,500	345,707
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	165,304
Bellway plc (Consumer Discretionary, Household Durables)	4,200	156,282
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	114,377
BP plc (Energy, Oil, Gas & Consumable Fuels)	240,894	1,643,289
British American Tobacco plc (Consumer Staples, Tobacco)	3,267	115,138
BT Group plc (Communication Services, Diversified Telecommunication Services)	33,500	102,113
Centrica plc (Utilities, Multi-Utilities)	68,900	123,264
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	130,205	243,869
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	101,475
Debenhams plc (Consumer Discretionary, Multiline Retail)	93,500	4,582
Experian Group Limited plc (Industrials, Professional Services)	15,953	400,066
Ferguson plc (Industrials, Trading Companies & Distributors)	7,813	522,009
Galliford Try plc (Industrials, Construction & Engineering)	8,666	80,587
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	32,300	625,811
HSBC Holdings plc (Financials, Banks)	34,375	288,056
Inchcape plc (Consumer Discretionary, Distributors)	19,900	149,558
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	64,100	239,778
John Wood Group plc (Energy, Energy Equipment & Services)	125,262	889,157
Kingfisher plc (Consumer Discretionary, Specialty Retail)	300,520	877,799
Lloyds Banking Group plc (Financials, Banks)	134,900	102,445
London Stock Exchange Group plc (Financials, Capital Markets)	9,265	556,439
Man Group plc (Financials, Capital Markets)	334,323	625,517
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	44,100	167,046
QinetiQ Group plc (Industrials, Aerospace & Defense)	47,700	189,567
Redrow plc (Consumer Discretionary, Household Durables)	24,200	184,255
RELX plc (Industrials, Professional Services)	4,121	91,157

6

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name				Shares	Value
United Kingdom (continued)
Rentokil Initial plc (Industrials, Commercial Services & Supplies)				67,128	$296,712
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)				21,300	661,689
Royal Mail plc (Industrials, Air Freight & Logistics)				20,900	73,493
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †				19,166	910,385
Smiths Group plc (Industrials, Industrial Conglomerates)				53,114	1,006,301
Tate & Lyle plc (Consumer Staples, Food Products)				15,700	141,633
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)				3,600	177,208
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)				331,543	602,617

					14,672,953

United States : 0.93%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †				316	543,119
Intercontinental Exchange Incorporated (Financials, Capital Markets)				3,888	298,443
WABCO Holdings Incorporated (Industrials, Machinery) †				833	95,154

					936,716

Total Common Stocks (Cost $89,949,753)					96,815,150

			Expiration date
Participation Notes : 0.55%

Ireland : 0.55%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†(a)			10-29-2019	43,587	548,834

Total Participation Notes (Cost $609,161)					548,834

		Dividend yield
Preferred Stocks : 1.08%

Brazil : 0.86%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)		4.69%		13,600	51,645
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)		3.30		114,717	804,579

					856,224

Germany : 0.22%
Henkel AG & Company KGaA (Consumer Staples, Household Products)		2.27		2,295	222,968

Total Preferred Stocks (Cost $957,856)					1,079,192

		Yield
Short-Term Investments : 3.28%

Investment Companies : 3.28%
Securities Lending Cash Investments LLC (l)(r)(u)		2.57		1,912,910	1,913,102
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		1,378,810	1,378,810

Total Short-Term Investments (Cost $3,291,910)					3,291,912

Total investments in securities (Cost $94,808,680)	101.48%				101,735,088
Other assets and liabilities, net	(1.48)				(1,482,414)

Total net assets	100.00%				$100,252,674

«	All or a portion of this security is on loan.
†	Non-income-earning security

7

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Diversified International Fund

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

8

Forward Foreign Currency Contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,611,720 USD	1,408,600 EUR	Goldman Sachs	3-5-2019	$0	$(4,511)
2,973,147 USD	2,325,000 GBP	Morgan Stanley	3-5-2019	0	(80,853)

				$0	$(85,364)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	592,358	5,018,799	3,698,247	1,912,910	$1,913,102
Wells Fargo Government Money Market Fund Select Class	2,648,395	4,091,689	5,361,274	1,378,810	1,378,810

					$3,291,912	3.28%

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,422,686	$0	$0	$1,422,686
Austria	375,662	0	0	375,662
Belgium	646,607	0	0	646,607
Brazil	2,629,061	0	0	2,629,061
Canada	2,683,434	0	0	2,683,434
China	3,346,158	0	0	3,346,158
Denmark	842,161	0	0	842,161
Finland	507,542	0	0	507,542
France	7,747,715	0	0	7,747,715
Germany	12,698,386	0	0	12,698,386
Hong Kong	2,756,799	0	0	2,756,799
Hungary	74,559	0	0	74,559
India	747,587	0	0	747,587
Indonesia	515,597	0	0	515,597
Ireland	4,967,942	0	0	4,967,942
Israel	1,099,557	0	0	1,099,557
Italy	4,091,305	0	0	4,091,305
Japan	12,654,338	0	0	12,654,338
Malaysia	509,618	0	0	509,618
Netherlands	6,753,610	0	0	6,753,610
Norway	1,021,595	0	0	1,021,595
Russia	1,605,870	0	0	1,605,870
Singapore	1,048,456	0	0	1,048,456
South Africa	1,166,714	0	0	1,166,714
South Korea	1,726,471	140,780	0	1,867,251
Spain	591,553	0	0	591,553
Sweden	506,395	0	0	506,395
Switzerland	5,661,387	0	0	5,661,387
Taiwan	0	353,098	0	353,098
Thailand	312,838	0	0	312,838
United Kingdom	14,672,953	0	0	14,672,953
United States	936,716	0	0	936,716
Participation notes
Ireland	0	548,834	0	548,834
Preferred stocks
Brazil	856,224	0	0	856,224
Germany	222,968	0	0	222,968
Short-term investments
Investment companies	1,378,810	1,913,102	0	3,291,912

Total assets	$98,779,274	$2,955,814	$0	$101,735,088

Liabilities
Forward foreign currency contracts	$0	$85,364	$0	$85,364

Total liabilities	$0	$85,364	$0	$85,364

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 93.18%

Argentina : 0.52%
MercadoLibre Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †	56,100	$20,420,400

Brazil : 8.48%
Ambev SA ADR (Consumer Staples, Beverages)	4,477,000	21,534,370
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	5,690,000	31,186,417
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	3,420,733	46,895,331
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	6,293,005	54,299,426
Banco Bradesco SA ADR (Financials, Banks)	3,271,245	40,628,863
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,425,794	14,632,449
BRF Brazil Foods SA ADR (Consumer Staples, Food Products) †«	4,618,092	30,017,598
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	1,243,107	11,670,318
IRB-Brasil Resseguros SA (Financials, Insurance)	679,669	15,888,511
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	2,914,250	36,356,212
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	2,091,906	14,929,895
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	791,600	13,456,679

		331,496,069

Chile : 1.65%
Banco Santander Chile SA ADR (Financials, Banks)	1,068,392	34,551,797
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,737,228	30,003,820

		64,555,617

China : 31.03%
51job Incorporated ADR (Industrials, Professional Services) †	544,441	37,914,871
A Living Services Company Limited H Shares (Industrials, Commercial Services & Supplies) †	4,233,295	5,588,900
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	526,037	88,631,974
Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	131,540	22,707,750
Best Incorporated ADR (Industrials, Air Freight & Logistics) †«	4,139,527	19,290,196
Bilibili Incorporated ADR (Information Technology, Software) †«	1,757,845	32,361,926
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services)	973,710	6,854,918
China Life Insurance Company H Shares (Financials, Insurance)	29,418,290	72,503,996
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail) †«144A	1,435,168	7,050,423
China MeiDong Auto Holdings Limited (Consumer Discretionary, Specialty Retail)	17,644,000	6,722,894
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	12,900,165	135,295,436
China Rapid Finance Limited ADR (Financials, Consumer Finance) †«	1,326,299	1,657,874
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	26,974,000	45,099,033
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,363,132	45,392,296
GreenTree Hospitality Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,224,841	13,975,436
Hengan International Group Company Limited (Consumer Staples, Personal Products)	5,017,000	39,383,368
Hua Medicine Limited (Health Care, Pharmaceuticals) †144A	7,244,736	7,542,801
Huami Corporation ADR (Information Technology, Electronic Equipment, Instruments & Components) †	1,253,313	14,914,425
iQIYI Incorporated ADR (Communication Services, Entertainment) †«	985,239	19,823,009
Jianpu Technology Incorporated ADR (Financials, Consumer Finance) †	2,888,290	17,791,866
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	30,984,207	38,102,699
Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †«	4,277,900	29,056,673
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	1,037,913	79,960,818
Pinduoduo Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †«	143,141	4,181,149
PPDAI Group Incorporated ADR (Financials, Consumer Finance) †	3,632,185	12,930,579
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	15,044,596
Shanghai Junshi Bioscience H Shares (Health Care, Biotechnology) †144A	1,544,569	4,153,152
SINA Corporation (Communication Services, Interactive Media & Services) †	919,907	56,500,688
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	2,743,800	120,980,840
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,600,000	33,364,980
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	6,124,738	47,099,235
Want Want China Holdings Limited (Consumer Staples, Food Products)	50,604,000	40,820,339
Weibo Corporation ADR (Communication Services, Interactive Media & Services) †«	767,110	46,532,893
Wise Talent Information Technology Company Limited (Communication Services, Interactive Media & Services) †	1,648,460	5,493,361

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name	Shares	Value
China (continued)
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) †«144A	20,989,400	$26,319,835
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products) «	25,803,626	11,607,628

		1,212,652,857

Colombia : 0.51%
Bancolombia SA ADR (Financials, Banks)	442,400	19,731,040

Hong Kong : 4.84%
AIA Group Limited (Financials, Insurance)	9,156,400	82,262,503
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	9,580,831
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	24,590,500	24,317,399
WH Group Limited (Consumer Staples, Food Products) 144A	85,155,500	72,923,923

		189,084,656

India : 8.22%
AU Small Finance Bank Limited (Financials, Banks) 144A	451,041	3,705,297
Bajaj Finance Limited (Financials, Consumer Finance)	420,281	15,215,981
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	8,043,393
Bharti Airtel Limited (Communication Services, Wireless Telecommunication Services)	2,618,728	11,282,034
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	2,873,851	11,809,378
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	5,634,970	10,712,148
HDFC Bank Limited ADR (Financials, Banks)	126,826	12,456,850
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,115,700	30,157,001
ICICI Bank Limited ADR (Financials, Banks)	1,001,952	10,229,930
Induslnd Bank Limited (Financials, Banks)	817,217	17,299,790
ITC Limited (Consumer Staples, Tobacco)	9,678,960	37,922,416
Kotak Mahindra Bank Limited (Financials, Banks)	1,057,262	18,667,840
Laurus Labs Limited (Health Care, Pharmaceuticals) 144A	455,595	2,372,143
Max Financial Services Limited (Financials, Insurance) †	925,389	5,180,591
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	1,064,750	6,656,933
Odisha Cement Limited (Materials, Construction Materials)	624,658	9,090,566
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A	191,606	2,431,311
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	2,413,174	83,133,844
SBI Life Insurance Company Limited (Financials, Insurance) 144A	914,273	7,648,938
SH Kelkar & Company Limited (Materials, Chemicals)	1,314,144	3,119,983
UltraTech Cement Limited (Materials, Construction Materials)	286,000	14,152,617

		321,288,984

Indonesia : 2.10%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	19,151,000	11,581,746
PT Bank Central Asia Tbk (Financials, Banks)	11,349,500	22,885,823
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	2,609,571
PT Link Net Tbk (Communication Services, Diversified Telecommunication Services)	38,278,161	11,944,375
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	5,247,608
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication Services, Diversified Telecommunication Services) «	997,754	27,907,179

		82,176,302

Luxembourg : 0.28%
Biotoscana Investments SA (Health Care, Biotechnology) †	1,156,551	2,774,682
PLAY Communications SA (Communication Services, Wireless Telecommunication Services)	1,348,299	8,258,440

		11,033,122

Malaysia : 0.68%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,780,900	14,877,794
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,496,300	11,643,757

		26,521,551

Mexico : 5.59%
America Movil SAB de CV ADR (Communication Services, Wireless Telecommunication Services)	1,537,320	24,673,986

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Mexico (continued)
Banco Santander Mexico ADR (Financials, Banks)	2,175,333	$16,206,231
Becle SAB de CV ADR (Consumer Staples, Beverages)	12,913,925	16,545,708
Cemex SAB de CV ADR (Materials, Construction Materials) †	2,111,848	11,488,453
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	37,447,864	51,465,171
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	713,120	64,908,182
Grupo Financiero Banorte SAB de CV (Financials, Banks)	3,123,188	17,369,872
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	5,967,100	15,674,276

		218,331,879

Peru : 0.43%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,082,495	16,941,047

Philippines : 0.89%
Ayala Corporation (Financials, Diversified Financial Services)	727,624	12,943,916
San Miguel Food And Beverage Incorporated (Consumer Staples, Food Products)	3,495,810	6,373,094
SM Investments Corporation (Industrials, Industrial Conglomerates)	812,873	15,443,183

		34,760,193

Russia : 2.73%
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	443,249	35,548,570
Magnit (Consumer Staples, Food & Staples Retailing) (a)	150,816	9,589,504
Sberbank of Russia ADR (Financials, Banks)	1,461,195	19,835,722
Yandex NV Class A (Communication Services, Interactive Media & Services) †	1,245,106	41,810,659

		106,784,455

Singapore : 0.17%
Sea Limited ADR (Information Technology, Software) †«	469,342	6,575,481

South Africa : 3.06%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) «	958,071	13,690,835
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	3,062,643	20,095,510
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,598,100	32,055,721
Standard Bank Group Limited (Financials, Banks)	1,660,190	24,407,656
Tiger Brands Limited (Consumer Staples, Food Products)	1,405,333	29,267,374

		119,517,096

South Korea : 10.76%
KT Corporation ADR (Communication Services, Diversified Telecommunication Services)	3,674,813	50,785,916
KT&G Corporation (Consumer Staples, Tobacco)	234,091	20,849,699
Naver Corporation (Communication Services, Interactive Media & Services)	509,000	62,215,432
Netmarble Games Corporation (Communication Services, Entertainment) «144A	23,102	2,221,646
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,621,800	191,700,957
Samsung Life Insurance Company Limited (Financials, Insurance)	627,337	49,785,518
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	643,500	42,739,990

		420,299,158

Taiwan : 8.06%
104 Corporation (Industrials, Professional Services)	1,655,000	8,403,887
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	4,479,881	36,300,182
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	2,400,000	25,491,322
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,285,224	61,459,499
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	2,902,852	109,205,292
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	31,212,368	73,963,681

		314,823,863

Thailand : 2.48%
PTT Exploration & Production PLC (Energy, Oil, Gas & Consumable Fuels)	2,533,139	9,972,829

3

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name				Shares	Value
Thailand (continued)
PTT PLC (Energy, Oil, Gas & Consumable Fuels)				14,459,000	$22,561,455
Siam Commercial Bank PLC (Financials, Banks)				7,805,100	33,351,392
Thai Beverage PLC (Consumer Staples, Beverages)				56,927,000	30,869,640

					96,755,316

Turkey : 0.08%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)				1,901,979	2,963,416

United Arab Emirates : 0.04%
Emaar Malls Group (Real Estate, Real Estate Management & Development)				3,773,147	1,612,741

United Kingdom : 0.58%
Standard Chartered plc (Financials, Banks)				2,805,244	22,587,565

Total Common Stocks (Cost $2,974,058,225)					3,640,912,808

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services) ††		6.50%	4-15-2018	$303,000	0

Total Convertible Debentures (Cost $160,691)					0

		Dividend yield		Shares
Preferred Stocks : 1.44%

Brazil : 1.44%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		1.30		9,780,093	56,499,934

Total Preferred Stocks (Cost $39,388,666)					56,499,934

Short-Term Investments : 9.96%

		Yield
Investment Companies : 9.96%
Securities Lending Cash Investments LLC (l)(r)(u)		2.57		186,331,616	186,350,249
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33		202,768,667	202,768,667

Total Short-Term Investments (Cost $389,118,916)					389,118,916

Total investments in securities (Cost $3,402,726,498)	104.58%				4,086,531,658
Other assets and liabilities, net	(4.58)				(179,122,442)

Total net assets	100.00%				$3,907,409,216

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
††	On the last interest date, partial interest was paid.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	175,500,204	222,563,916	211,732,504	186,331,616	$186,350,249
Wells Fargo Government Money Market Fund Select Class	163,110,726	153,373,671	113,715,730	202,768,667	202,768,667

					$389,118,916	9.96%

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending

Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Argentina	$20,420,400	$0	$0	$20,420,400
Brazil	33,1496,069	0	0	33,1496,069
Chile	64,555,617	0	0	64,555,617
China	1,212,652,857	0	0	1,212,652,857
Colombia	19,731,040	0	0	19,731,040
Hong Kong	189,084,656	0	0	189,084,656
India	321,288,984	0	0	321,288,984
Indonesia	82,176,302	0	0	82,176,302
Luxembourg	11,033,122	0	0	11,033,122
Malaysia	26,521,551	0	0	26,521,551
Mexico	218,331,879	0	0	218,331,879
Peru	16,941,047	0	0	16,941,047
Philippines	34,760,193	0	0	34,760,193
Russia	97,194,951	9,589,504	0	106,784,455
Singapore	6,575,481	0	0	6,575,481
South Africa	119,517,096	0	0	119,517,096
South Korea	420,299,158	0	0	420,299,158
Taiwan	117,609,179	197,214,684	0	314,823,863
Thailand	96,755,316	0	0	96,755,316
Turkey	2,963,416	0	0	2,963,416
United Arab Emirates	1,612,741	0	0	1,612,741
United Kingdom	22,587,565	0	0	22,587,565
Convertible Debentures
Brazil	0	0	0	0
Preferred stocks
Brazil	56,499,934	0	0	56,499,934
Short-term investments
Investment companies	202,768,667	186,350,249	0	389,118,916

Total assets	$3,693,377,221	$393,154,437	$0	$4,086,531,658

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 86.22%

Brazil : 4.62%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	1,058,800	$9,135,894
Banco Santander Brasil SA (Financials, Banks)	374,900	4,941,172
BB Seguridade Participacoes SA (Financials, Insurance)	377,596	3,215,654
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	339,400	4,035,912
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	404,500	2,955,671
Vale SA (Materials, Metals & Mining)	259,574	3,238,270

		27,522,573

Cambodia : 0.61%
NagaCorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,946,000	3,615,323

Chile : 0.48%
Enel Americas SA ADR (Utilities, Electric Utilities)	278,055	2,875,089

China : 21.95%
Agricultural Bank of China Limited Class A (Financials, Banks)	553,200	306,898
Agricultural Bank of China Limited H Shares (Financials, Banks)	5,632,000	2,648,360
Bank of China Limited H Shares (Financials, Banks)	13,052,000	6,021,070
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	5,642,000	3,257,012
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	5,025,000	5,026,825
China Communications Services Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	5,478,000	5,130,946
China Construction Bank H Shares (Financials, Banks)	15,228,000	13,603,446
China Life Insurance Company H Shares (Financials, Insurance)	1,131,000	2,787,450
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	708,000	7,425,422
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	4,695,600	3,931,375
China State Construction Engineering Corporation Limited Class A (Industrials, Construction & Engineering)	212,800	194,219
China State Construction International Holdings (Industrials, Construction & Engineering)	5,646,000	5,367,447
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	5,358,000	2,895,054
China Vanke Company Limited Class A (Real Estate, Real Estate Management & Development)	1,187,478	4,914,252
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	2,179,500	4,427,242
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	3,395,000	5,676,252
CRRC Corporation Limited H Shares (Industrials, Machinery)	4,834,000	4,854,236
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	4,318,000	4,666,234
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	10,044,000	2,879,899
Huayu Automotive Systems Company Limited Class A (Consumer Discretionary, Auto Components)	286,965	864,896
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	14,213,000	10,976,059
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer Staples, Food Products)	455,625	1,642,982
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,850,000	2,796,557
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	707,191	4,590,862
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	7,718,000	4,976,721
PICC Property and Casualty Company Limited H Shares (Financials, Insurance)	4,283,000	4,415,548
Ping An Insurance Group Company H Shares (Financials, Insurance)	615,000	5,948,465
Qingdao Haier Company Limited A Shares (Consumer Discretionary, Household Durables)	1,248,027	2,977,918
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	662,800	3,150,499
Sany Heavy Industry Company Limited Class A (Industrials, Machinery)	1,713,404	2,330,362

		130,684,508

Colombia : 0.48%
Bancolombia SA ADR (Financials, Banks)	63,796	2,845,302

Hong Kong : 4.49%
China Everbright International Limited (Industrials, Commercial Services & Supplies)	3,449,000	3,463,438
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	2,340,000	4,622,060

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name	Shares	Value
Hong Kong (continued)
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	1,566,000	$5,887,106
China Resources Land Limited (Real Estate, Real Estate Management & Development)	1,766,000	6,864,021
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	3,045,600	2,709,046
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,616,000	3,167,010

		26,712,681

India : 6.20%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	912,291	4,431,256
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	1,081,027	4,442,212
Gail India Limited (Utilities, Gas Utilities)	1,133,657	5,294,491
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	87,648	3,221,421
Infosys Limited (Information Technology, IT Services)	709,440	7,476,951
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,893,101	3,718,591
Tech Mahindra Limited (Information Technology, IT Services)	559,503	5,757,877
Vedanta Limited (Materials, Metals & Mining)	929,147	2,578,278

		36,921,077

Indonesia : 2.87%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	31,462,700	8,669,271
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	30,095,000	8,400,107

		17,069,378

Luxembourg : 0.70%
Ternium SA (Materials, Metals & Mining)	137,622	4,186,461

Malaysia : 2.65%
Bursa Malaysia Bhd (Financials, Capital Markets)	1,769,000	3,152,759
CIMB Group Holdings Bhd (Financials, Banks)	3,005,400	4,123,620
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,511,700	2,017,454
Public Bank Bhd (Financials, Banks)	659,400	3,989,241
Sime Darby Bhd (Industrials, Industrial Conglomerates)	4,579,600	2,504,469

		15,787,543

Mexico : 1.62%
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	494,994	4,454,163
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,980,928	5,203,468

		9,657,631

Peru : 0.50%
Credicorp Limited (Financials, Banks)	12,149	2,949,534

Poland : 0.94%
Bank Pekao SA (Financials, Banks)	90,079	2,676,428
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	244,551	2,934,034

		5,610,462

Russia : 2.44%
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	86,218	6,914,684
Magnitogorsk Iron & Steel Works (Materials, Metals & Mining) (a)	3,981,725	2,638,379
Moscow Exchange (Financials, Capital Markets)	852,570	1,217,100
Sberbank of Russia ADR (Financials, Banks)	277,776	3,770,809

		14,540,972

Singapore : 0.58%
BOC Aviation Limited (Industrials, Trading Companies & Distributors) 144A	344,000	2,906,431

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Singapore (continued)
CapitaLand Retail China Trust (Real Estate, Equity REITs)	463,344	$516,280

		3,422,711

South Africa : 6.23%
Absa Group Limited (Financials, Banks)	667,571	9,300,571
Growthpoint Properties Limited (Real Estate, Equity REITs)	3,235,452	6,334,912
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	1,647,734	3,369,073
Mr Price Group Limited (Consumer Discretionary, Specialty Retail)	189,633	3,188,251
Sanlam Limited (Financials, Insurance)	927,798	5,883,486
Standard Bank Group Limited (Financials, Banks)	214,926	3,159,783
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	384,631	5,875,129

		37,111,205

South Korea : 13.01%
Coway Company Limited (Consumer Discretionary, Household Durables)	57,633	4,319,950
Hana Financial Group Incorporated (Financials, Banks)	93,451	3,355,384
Hyundai Motor Company (Consumer Discretionary, Automobiles)	70,774	8,237,301
Hyundai Robotics Company Limited (Industrials, Machinery) †	8,011	2,584,774
KB Financial Group Incorporated (Financials, Banks)	127,266	5,496,006
Korea Zinc Company Limited (Materials, Metals & Mining)	10,581	4,189,036
NH Investment & Securities Company Class C (Financials, Capital Markets)	285,545	3,580,059
POSCO (Materials, Metals & Mining)	12,512	3,081,192
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	25,727	2,416,278
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	614,427	25,484,929
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	13,945	3,421,548
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	62,480	4,149,797
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	15,553	2,634,917
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	19,269	4,468,074

		77,419,245

Taiwan : 10.00%
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	586,000	4,418,923
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	391,000	3,047,951
Cathay Financial Holding Company (Financials, Insurance)	2,575,000	3,703,044
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,221,603	2,695,690
CTBC Financial Holding Company Limited (Financials, Banks)	5,338,130	3,634,958
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	1,043,000	5,211,631
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	580,000	2,909,947
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,153,704	2,674,198
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	595,000	4,821,246
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,053,000	22,647,046
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	1,582,000	3,748,852

		59,513,486

Thailand : 2.31%
Bangkok Bank PCL (Financials, Banks)	1,107,900	7,836,950
Kasikornbank PCL (Financials, Banks)	470,300	3,040,749
Land & Houses PCL (Real Estate, Real Estate Management & Development)	8,386,900	2,872,364

		13,750,063

3

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name			Shares	Value
Turkey : 1.18%
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)			2,066,057	$3,746,906
Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)			1,165,894	3,274,292

				7,021,198

United Arab Emirates : 0.47%
First Abu Dhabi Bank PJSC (Financials, Banks)			702,549	2,819,262

United Kingdom : 1.89%
Anglo American plc (Materials, Metals & Mining)			149,216	3,802,285
Mondi plc (Materials, Paper & Forest Products)			158,312	3,819,573
Polymetal International plc (Materials, Metals & Mining)			316,040	3,598,844

				11,220,702

Total Common Stocks (Cost $470,511,996)				513,256,406

Participation Notes : 2.27%

		Expiration date
China : 2.27%
HSBC Bank plc (China State Construction Engineering Corporation Limited) (Industrials, Construction & Engineering)(a)†		4-11-2019	3,133,200	2,861,796
HSBC Bank plc (Huayu Automotive Systems Company Limited) (Consumer Discretionary, Auto Components)(a)†		3-28-2019	859,439	2,592,273
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)(a)†		4-26-2019	666,000	2,403,421
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited) (Consumer Staples, Food Products)(a)†		4-26-2019	318,047	1,147,749
UBS AG (Agricultural Bank of China Limited) (Financials, Banks)(a)†		3-26-2019	8,082,900	4,487,553

Total Participation Notes (Cost $13,007,076)				13,492,792

	Dividend yield
Preferred Stocks : 7.01%

Brazil : 5.58%
Banco Bradesco SA (Financials, Banks)	2.38%		910,383	11,297,416
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	4.69		1,707,400	6,483,738
Itaúsa Investimentos Itaú SA (Financials, Banks)	6.97		2,527,219	9,354,424
Petroleo Brasil SP ADR (Energy, Oil, Gas & Consumable Fuels)	0.73		431,667	6,103,771

				33,239,349

Chile : 0.91%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	3.89		126,587	5,395,100

South Korea : 0.52%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3.81		91,576	3,086,415

Total Preferred Stocks (Cost $28,037,441)				41,720,864

4

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name			Expiration date	Shares	Value
Rights : 0.53%

Russia : 0.53%
Moscow Exchange (Financials, Capital Markets)(a)†			3-6-2019	2,220,004	$3,153,356

Total Rights (Cost $3,797,219)					3,153,356

		Yield
Short-Term Investments : 2.03%

Investment Companies : 2.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33%		12,078,573	12,078,573

Total Short-Term Investments (Cost $12,078,573)					12,078,573

Total investments in securities (Cost $527,432,305)	98.06%				583,701,991
Other assets and liabilities, net	1.94				11,576,824

Total net assets	100.00%				$595,278,815

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	9,497,532	90,117,682	87,536,641	12,078,573	$12,078,573	2.03%

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks

Brazil	$27,522,573	$0	$0	$27,522,573
Cambodia	3,615,323	0	0	3,615,323
Chile	2,875,089	0	0	2,875,089
China	130,684,508	0	0	130,684,508
Columbia	2,845,302	0	0	2,845,302
Hong Kong	26,712,681	0	0	26,712,681
India	36,921,077	0	0	36,921,077
Indonesia	17,069,378	0	0	17,069,378
Luxembourg	4,186,461	0	0	4,186,461
Malaysia	15,787,543	0	0	15,787,543
Mexico	9,657,631	0	0	9,657,631
Peru	2,949,534	0	0	2,949,534
Poland	5,610,462	0	0	5,610,462
Russia	11,902,593	2,638,379	0	14,540,972
Singapore	3,422,711	0	0	3,422,711
South Africa	37,111,205	0	0	37,111,205
South Korea	77,419,245	0	0	77,419,245
Taiwan	0	59,513,486	0	59,513,486
Thailand	13,750,063	0	0	13,750,063
Turkey	7,021,198	0	0	7,021,198
United Arab Emirates	2,819,262	0	0	2,819,262
United Kingdom	11,220,702	0	0	11,220,702
Participation notes
China	0	13,492,792	0	13,492,792
Preferred stocks
Brazil	33,239,349	0	0	33,239,349
Chile	5,395,100	0	0	5,395,100
South Korea	3,086,415	0	0	3,086,415
Rights
Russia	0	3,153,356	0	3,153,356
Short-term investments
Investment companies	12,078,573	0	0	12,078,573

Total assets	$504,903,978	$78,798,013	$0	$583,701,991

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Global Small Cap Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 91.76%

Australia : 3.19%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	269,763	$4,592,446
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	87,591	2,896,974
Inghams Group Limited (Consumer Staples, Food Products) «	265,267	886,984
Nufarm Limited (Materials, Chemicals)	215,225	976,230

		9,352,634

Austria : 0.58%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	12,841	1,690,247

Canada : 6.23%
Cott Corporation (Consumer Staples, Beverages)	171,535	2,596,622
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	131,825	2,935,576
Mullen Group Limited (Energy, Energy Equipment & Services)	167,891	1,538,421
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	87,303	6,083,273
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	58,936	883,625
Source Energy Services Limited (Energy, Energy Equipment & Services) «†	125,000	115,111
Stantec Incorporated (Industrials, Professional Services)	106,000	2,520,218
Western Forest Products Incorporated (Materials, Paper & Forest Products)	1,047,917	1,603,039

		18,275,885

France : 3.64%
ALTEN SA (Information Technology, IT Services)	44,424	4,253,409
M6 Metropole Television SA (Communication Services, Media)	232,628	3,554,650
Mersen SA (Industrials, Electrical Equipment)	37,067	1,213,409
Vicat SA (Materials, Construction Materials)	32,716	1,636,422

		10,657,890

Germany : 5.56%
Cancom SE (Information Technology, IT Services)	44,769	1,735,074
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	63,752	4,312,557
Krones AG (Industrials, Machinery) «	21,631	1,806,157
Nemetschek SE (Information Technology, Software)	16,590	2,124,859
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment) «	54,266	1,370,209
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	86,664	2,186,270
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	89,887	2,757,308

		16,292,434

Hong Kong : 1.15%
Sunlight REIT (Real Estate, Equity REITs)	4,856,000	3,378,776

Ireland : 0.58%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	982,760	1,687,300

Italy : 0.47%
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,210	684,755
De’Longhi SpA (Consumer Discretionary, Household Durables)	27,368	682,894

		1,367,649

Japan : 13.64%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	136,300	5,049,075
Daiseki Company Limited (Industrials, Commercial Services & Supplies)	90,400	2,128,768
DTS Corporation (Information Technology, IT Services)	95,300	3,364,044
Fuji Seal International Incorporated (Materials, Containers & Packaging)	115,100	3,819,936
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	45,300	2,216,654

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Global Small Cap Fund

Security name	Shares	Value
Japan (continued)
Meitec Corporation (Industrials, Professional Services)	96,800	$4,216,810
Nihon Parkerizing Company Limited (Materials, Chemicals)	303,700	3,585,570
ORIX JREIT Incorporated (Real Estate, Equity REITs)	2,654	4,636,734
OSG Corporation (Industrials, Machinery)	95,700	1,953,097
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	37,400	1,565,701
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	54,300	2,153,555
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	213,400	2,740,846
Taikisha Limited (Industrials, Construction & Engineering)	97,000	2,576,277

		40,007,067

Netherlands : 1.09%
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	57,117	1,481,749
Brunel International NV (Industrials, Professional Services)	123,332	1,720,811

		3,202,560

Spain : 1.53%
Almirall SA (Health Care, Pharmaceuticals)	61,515	1,042,069
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	95,199	514,967
Viscofan SA (Consumer Staples, Food Products)	52,375	2,915,890

		4,472,926

Sweden : 0.59%
Hexpol AB (Materials, Chemicals)	196,974	1,742,613

Switzerland : 0.94%
Bucher Industries AG (Industrials, Machinery)	6,249	1,901,501
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	67,048	864,353

		2,765,854

United Kingdom : 9.06%
BrightSphere Investment Group Incorporated (Financials, Capital Markets)	124,600	1,541,302
Britvic plc (Consumer Staples, Beverages)	307,557	3,551,862
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	794,374	2,758,952
Elementis plc (Materials, Chemicals)	729,251	1,743,672
Hunting plc (Energy, Energy Equipment & Services)	173,706	1,272,445
IMI plc (Industrials, Machinery)	154,777	1,942,762
Jupiter Fund Management plc (Financials, Capital Markets)	268,536	1,153,141
Mears Group plc (Industrials, Commercial Services & Supplies)	265,948	1,098,774
Morgan Advanced Materials plc (Industrials, Machinery)	468,174	1,638,303
NCC Group plc (Information Technology, IT Services)	1,121,840	1,890,755
Nomad Foods Limited (Consumer Staples, Food Products) †	271,834	4,982,717
Savills plc (Real Estate, Real Estate Management & Development)	151,812	1,656,649
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	39,412	1,344,528

		26,575,862

United States : 43.51%
ACI Worldwide Incorporated (Information Technology, Software) †	184,500	5,453,820
ALLETE Incorporated (Utilities, Electric Utilities)	31,700	2,438,998
AptarGroup Incorporated (Materials, Containers & Packaging)	43,800	4,341,456
Atkore International Incorporated (Industrials, Electrical Equipment) †	249,200	5,778,948
Berkshire Hills Bancorp Incorporated (Financials, Banks)	70,038	1,908,536
BMC Stock Holdings Incorporated (Industrials, Trading Companies & Distributors) †	302,400	5,189,184
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)	17,099	2,200,299
Central Garden & Pet Company Class A (Consumer Staples, Household Products) †	136,200	4,851,444
Charles River Laboratories International Incorporated (Health Care, Life Sciences Tools & Services) †	12,800	1,576,832
Cohen & Steers Incorporated (Financials, Capital Markets)	97,785	3,679,650

2

Wells Fargo Global Small Cap Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name			Shares	Value
United States (continued)
CSW Industrials Incorporated (Industrials, Building Products) †			105,215	$5,434,355
Deluxe Corporation (Industrials, Commercial Services & Supplies)			35,200	1,653,344
DineEquity Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)			61,150	4,663,911
Eagle Materials Incorporated (Materials, Construction Materials)			54,200	3,848,200
Euronet Worldwide Incorporated (Information Technology, IT Services) †			46,500	5,347,965
Forward Air Corporation (Industrials, Air Freight & Logistics)			62,200	3,640,566
Gardner Denver Holdings Incorporated (Industrials, Machinery) †			44,400	1,095,348
Gibraltar Industries Incorporated (Industrials, Building Products) †			132,700	4,730,755
Horace Mann Educators Corporation (Financials, Insurance)			68,800	2,865,520
Hostess Brands Incorporated (Consumer Staples, Food Products) †			386,100	4,436,289
Innoviva Incorporated (Health Care, Pharmaceuticals) †			210,286	3,595,891
Jack in the Box Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)			44,570	3,607,942
Keane Group Incorporated (Energy, Energy Equipment & Services) †			190,674	1,921,994
Kimball International Incorporated Class B (Industrials, Commercial Services & Supplies)			11,028	153,585
LogMeIn Incorporated (Information Technology, Software)			19,200	1,785,984
MGE Energy Incorporated (Utilities, Electric Utilities)			77,200	4,964,732
MKS Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			31,900	2,603,997
Movado Group Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			59,400	1,897,830
Natus Medical Incorporated (Health Care, Health Care Equipment & Supplies) †			42,700	1,440,698
Neenah Paper Incorporated (Materials, Paper & Forest Products)			68,092	4,743,970
NN Incorporated (Industrials, Machinery)			148,400	1,354,892
Pacific Premier Bancorp Incorporated (Financials, Banks)			52,700	1,567,825
Prestige Brands Holdings Incorporated (Health Care, Pharmaceuticals) †			95,399	2,663,540
Progress Software Corporation (Information Technology, Software)			63,769	2,310,351
Retail Value Incorporated (Real Estate, Equity REITs)			115,684	3,517,950
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)			49,400	2,760,472
The Bancorp Incorporated (Financials, Banks) †			36,194	306,925
Thermon Group Holdings Incorporated (Industrials, Electrical Equipment) †			74,890	1,726,963
Third Point Reinsurance Limited (Financials, Insurance) †			178,332	1,874,269
Weingarten Realty Investors (Real Estate, Equity REITs)			92,800	2,662,432
Westwood Holdings Group Incorporated (Financials, Capital Markets)			80,830	2,959,995
WPX Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) †			164,400	2,015,544

				127,573,201

Total Common Stocks (Cost $254,260,767)				269,042,898

Exchange-Traded Funds : 1.33%

United States : 1.33%
iShares Russell 2000 Growth Index ETF «			20,800	3,898,752

Total Exchange-Traded Funds (Cost $3,758,109)				3,898,752

		Yield
Short-Term Investments : 8.78%

Investment Companies : 8.78%
Securities Lending Cash Investments LLC (l)(r)(u)		2.57%	7,979,538	7,980,336
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	17,770,929	17,770,929

Total Short-Term Investments (Cost $25,751,265)				25,751,265

Total investments in securities (Cost $283,770,141)	101.87%			298,692,915
Other assets and liabilities, net	(1.87)			(5,471,144)

Total net assets	100.00%			$293,221,771

«	All or a portion of this security is on loan.

3

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Global Small Cap Fund

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,683,969	41,257,104	35,961,535	7,979,538	$7,980,336
Wells Fargo Government Money Market Fund Select Class	16,091,244	40,143,821	38,464,136	17,770,929	17,770,929

					$25,751,265	8.78%

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was not used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Australia	$9,352,634	$0	$0	$9,352,634
Austria	1,690,247	0	0	1,690,247
Canada	18,275,885	0	0	18,275,885
France	10,657,890	0	0	10,657,890
Germany	16,292,434	0	0	16,292,434
Hong Kong	3,378,776	0	0	3,378,776
Ireland	1,687,300	0	0	1,687,300
Italy	1,367,649	0	0	1,367,649
Japan	40,007,067	0	0	40,007,067
Netherlands	3,202,560	0	0	3,202,560
Spain	4,472,926	0	0	4,472,926
Sweden	1,742,613	0	0	1,742,613
Switzerland	2,765,854	0	0	2,765,854
United Kingdom	26,575,862	0	0	26,575,862
United States	127,573,201	0	0	127,573,201
Exchange-traded funds
United States	3,898,752	0	0	3,898,752
Short-term investments
Investment companies	17,770,929	7,980,336	0	25,751,265

Total assets	$290,712,579	$7,980,336	$0	$298,692,915

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 101.43%

Australia : 0.34%
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels) †	226,326	$1,177,937

Brazil : 2.92%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	911,024	10,048,595

Canada : 5.05%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †«	602,200	7,708,820
Lundin Mining Corporation (Materials, Metals & Mining)	2,109,845	9,634,362

		17,343,182

China : 10.14%
China Everbright Limited (Financials, Capital Markets)	4,412,000	8,287,452
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	1,029,000	10,792,033
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	374,413	7,720,396
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	3,785,100	8,055,303

		34,855,184

France : 3.53%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	104,580	3,605,431
Orange SA (Communication Services, Diversified Telecommunication Services)	549,486	8,534,735

		12,140,166

Germany : 10.16%
Metro AG (Consumer Staples, Food & Staples Retailing)	338,646	5,723,122
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	28,559	6,357,936
Rheinmetall AG (Industrials, Industrial Conglomerates)	89,137	9,241,530
SAP SE (Information Technology, Software)	65,465	6,762,542
Siemens AG (Industrials, Industrial Conglomerates)	62,157	6,814,256

		34,899,386

Hong Kong : 2.22%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	6,300,000	7,626,973

Ireland : 3.13%
Greencore Group plc (Consumer Staples, Food Products) «	4,248,464	10,754,505

Israel : 2.85%
Check Point Software Technologies Limited (Information Technology, Software) †	87,494	9,792,328

Italy : 5.77%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	491,711	8,332,997
Prysmian SpA (Industrials, Electrical Equipment)	536,878	11,509,778

		19,842,775

Japan : 12.32%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	2,078,200	10,337,101
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	336,000	10,528,051
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	2,070,400	11,092,820
Nomura Holdings Incorporated (Financials, Capital Markets)	1,790,000	7,261,887
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	76,900	3,098,592

		42,318,451

Malaysia : 2.20%
CIMB Group Holdings Bhd (Financials, Banks)	5,498,942	7,544,935

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo International Equity Fund

Security name			Shares	Value
Netherlands : 8.54%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)			285,436	$11,225,753
NN Group NV (Financials, Insurance)			253,580	10,715,940
OCI NV (Materials, Chemicals) †			349,921	7,401,599

				29,343,292
Norway : 2.45%
Den Norske Bank ASA (Financials, Banks)			475,151	8,414,065
Russia : 2.26%
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)			904,475	7,778,485
Singapore : 2.52%
Keppel Corporation Limited (Industrials, Industrial Conglomerates)			1,914,100	8,673,310
South Africa : 2.59%
Sasol Limited (Materials, Chemicals)			294,828	8,900,577
South Korea : 3.16%
Hana Financial Group Incorporated (Financials, Banks)			77,841	2,794,902
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A			2,330	2,397,570
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)			24,414	5,661,090

				10,853,562
Switzerland : 2.80%
Novartis AG (Health Care, Pharmaceuticals)			86,886	7,557,584
Zurich Insurance Group AG (Financials, Insurance)			6,616	2,073,716

				9,631,300
Thailand : 1.01%
Siam Commercial Bank PLC (Financials, Banks)			811,700	3,468,415

United Kingdom : 15.47%
BP plc (Energy, Oil, Gas & Consumable Fuels)			1,538,274	10,493,533
John Wood Group plc (Energy, Energy Equipment & Services)			1,326,696	9,417,386
Kingfisher plc (Consumer Discretionary, Specialty Retail)			1,797,494	5,250,357
Man Group plc (Financials, Capital Markets)			3,244,615	6,070,663
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †			184,507	8,764,083
Smiths Group plc (Industrials, Industrial Conglomerates)			575,280	10,899,284
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)			1,236,756	2,247,944

				53,143,250
Total Common Stocks (Cost $323,498,613)				348,550,673

		Yield
Short-Term Investments : 5.25%

Investment Companies : 5.25%
Securities Lending Cash Investments LLC (l)(r)(u)		2.57%	14,932,142	14,933,636
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	3,110,885	3,110,885

Total Short-Term Investments (Cost $18,044,505)				18,044,521
Total investments in securities (Cost $341,543,118)	106.68%			366,595,194
Other assets and liabilities, net	(6.68)			(22,957,297)

Total net assets	100.00%			$343,637,897

†	Non-income-earning security
«	All or a portion of this security is on loan.

2

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2019 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
13,684,000 EUR	15,657,233 USD	Goldman Sachs	3-5-2019	$0	$(43,819)
19,217,000 GBP	24,574,179 USD	Morgan Stanley	3-5-2019	0	(668,276)

				$0	$(712,095)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	20,988,148	90,183,561	96,239,567	14,932,142	$14,933,636
Wells Fargo Government Money Market Fund Select Class	10,009,651	50,384,305	57,283,071	3,110,885	3,110,885

					$18,044,521	5.25%

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,177,937	$0	$0	$1,177,937
Brazil	10,048,595	0	0	10,048,595
Canada	17,343,182	0	0	17,343,182
China	34,855,184	0	0	34,855,184
France	12,140,166	0	0	12,140,166
Germany	34,899,386	0	0	34,899,386
Hong Kong	7,626,973	0	0	7,626,973
Ireland	10,754,505	0	0	10,754,505
Israel	9,792,328	0	0	9,792,328
Italy	19,842,775	0	0	19,842,775
Japan	42,318,451	0	0	42,318,451
Malaysia	7,544,935	0	0	7,544,935
Netherlands	29,343,292	0	0	29,343,292
Norway	8,414,065	0	0	8,414,065
Russia	7,778,485	0	0	7,778,485
Singapore	8,673,310	0	0	8,673,310
South Africa	8,900,577	0	0	8,900,577
South Korea	10,853,562	0	0	10,853,562
Switzerland	9,631,300	0	0	9,631,300
Thailand	3,468,415	0	0	3,468,415
United Kingdom	53,143,250	0	0	53,143,250
Short-term investments
Investment companies	3,110,885	14,933,636	0	18,044,521

Total assets	$351,661,558	$14,933,636	$0	$366,595,194

Liabilities
Forward foreign currency contracts	$0	$712,095	$0	$712,095

Total liabilities	$0	$712,095	$0	$712,095

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.45%

Belgium : 1.96%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages) «	36,400	$2,782,416

France : 6.20%
Air Liquide SA (Materials, Chemicals)	27,600	3,347,061
Capgemini SA (Information Technology, IT Services)	30,200	3,335,015
Societe Generale SA (Financials, Banks)	68,600	2,131,020

		8,813,096

Germany : 1.97%
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	172,300	2,798,474

Hong Kong : 4.46%
AIA Group Limited (Financials, Insurance)	364,000	3,270,232
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,045,290	3,070,406

		6,340,638

Ireland : 1.00%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	16,091	1,422,283

Japan : 7.47%
Nidec Corporation (Industrials, Electrical Equipment)	24,600	2,942,740
ORIX Corporation (Financials, Diversified Financial Services)	164,100	2,470,728
Renesas Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	414,900	2,380,652
Sony Corporation (Consumer Discretionary, Household Durables)	56,240	2,822,714

		10,616,834

Netherlands : 5.39%
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	61,300	2,897,038
Airbus SE (Industrials, Aerospace & Defense)	16,300	1,869,802
Unilever NV (Consumer Staples, Personal Products)	54,200	2,900,242

		7,667,082

Switzerland : 7.32%
Nestle SA (Consumer Staples, Food Products)	31,000	2,694,595
Novartis AG ADR (Health Care, Pharmaceuticals)	32,600	2,853,152
Roche Holding AG (Health Care, Pharmaceuticals)	9,400	2,494,977
UBS Group AG (Financials, Capital Markets)	182,900	2,363,382

		10,406,106

United Kingdom : 6.59%
Aon plc (Financials, Insurance)	17,900	2,796,517
Diageo plc (Consumer Staples, Beverages)	39,800	1,514,631
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	93,100	2,885,705
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)	1,191,500	2,165,687

		9,362,540

United States : 57.09%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	36,000	2,627,280
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	23,300	3,709,360
Affiliated Managers Group Incorporated (Financials, Capital Markets)	16,700	1,752,665
Alphabet Incorporated Class C (Communication Services, Interactive Media & Services) †	3,430	3,829,149
American International Group Incorporated (Financials, Insurance)	56,900	2,459,787
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	7,100	1,181,724
BB&T Corporation (Financials, Banks)	57,900	2,825,520
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	24,800	2,843,320
Cigna Corporation (Health Care, Health Care Providers & Services)	17,100	3,416,751
CIT Group Incorporated (Financials, Banks)	65,400	3,020,826

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Intrinsic World Equity Fund

Security name			Shares	Value
United States (continued)
Comcast Corporation Class A (Communication Services, Media)			87,800	$3,210,846
Dollar Tree Incorporated (Consumer Discretionary, Multiline Retail) †			35,700	3,456,831
Eli Lilly & Company (Health Care, Pharmaceuticals)			23,600	2,828,696
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			28,500	2,827,200
General Dynamics Corporation (Industrials, Aerospace & Defense)			14,200	2,430,614
Gilead Sciences Incorporated (Health Care, Biotechnology)			31,800	2,226,318
Honeywell International Incorporated (Industrials, Industrial Conglomerates)			20,100	2,886,963
Intercontinental Exchange Incorporated (Financials, Capital Markets)			34,500	2,648,220
Merck & Company Incorporated (Health Care, Pharmaceuticals)			49,000	3,647,070
Microsoft Corporation (Information Technology, Software)			39,300	4,104,099
Mondelez International Incorporated Class A (Consumer Staples, Food Products)			75,700	3,501,882
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			31,900	3,729,429
Schlumberger Limited (Energy, Energy Equipment & Services)			43,900	1,940,819
The Walt Disney Company (Communication Services, Entertainment)			22,400	2,498,048
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			16,400	1,728,560
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)			44,600	2,455,676
Visa Incorporated Class A (Information Technology, IT Services)			31,400	4,239,314
Vulcan Materials Company (Materials, Construction Materials)			30,800	3,130,820

				81,157,787

Total Common Stocks (Cost $117,040,315)				141,367,256

		Yield
Short-Term Investments : 2.34%

Investment Companies : 2.34%
Securities Lending Cash Investments LLC (l)(r)(u)		2.57%	2,684,859	2,685,127
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.33	643,202	643,202

Total Short-Term Investments (Cost $3,328,329)				3,328,329

Total investments in securities (Cost $120,368,644)	101.79%			144,695,585
Other assets and liabilities, net	(1.79)			(2,544,183)

Total net assets	100.00%			$142,151,402

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	2,363,341	7,516,603	7,195,085	2,684,859	$2,685,127
Wells Fargo Government Money Market Fund Select Class	564,878	4,431,081	4,352,757	643,202	643,202

					$3,328,329	2.34%

Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$2,782,416	$0	$0	$2,782,416
France	8,813,096	0	0	8,813,096
Germany	2,798,474	0	0	2,798,474
Hong Kong	6,340,638	0	0	6,340,638
Ireland	1,422,283	0	0	1,422,283
Japan	10,616,834	0	0	10,616,834
Netherlands	7,667,082	0	0	7,667,082
Switzerland	10,406,106	0	0	10,406,106
United Kingdom	9,362,540	0	0	9,362,540
United States	81,157,787	0	0	81,157,787
Short-term investments
Investment companies	643,202	2,685,127	0	3,328,329

Total assets	$142,010,458	$2,685,127	$0	$144,695,585

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Absolute Return Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name		Shares	Value
Investment Companies : 98.58%
GMO Benchmark-Free Allocation Fund Class MF (l)		152,519,310	$4,011,257,845

Total Investment Companies (Cost $3,746,707,457)			4,011,257,845

Total investments (Cost $3,746,707,457)	98.58%		4,011,257,845
Other assets and liabilities, net	1.42		57,836,635

Total net assets	100.00%		$4,069,094,480

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
GMO Benchmark-Free Allocation Fund Class MF	201,120,148	8,088,146	56,688,984	152,519,310	$4,011,257,845	98.58%

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These additional underlying GMO Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives. As of January 31, 2019, the Fund owned 35% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of January 31, 2019, (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

As of January 31, 2019, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not “relative” return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $4,011,257,845 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Asset Allocation Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 2.35%
Consumer Staples Select Sector SPDR Fund				918,342	$49,030,279

Total Exchange-Traded Funds (Cost $46,347,527)					49,030,279

Investment Companies : 97.44%

Affiliated Master Portfolios : 81.83%
Wells Fargo C&B Large Cap Value Portfolio					63,484,701
Wells Fargo Core Bond Portfolio					141,469,387
Wells Fargo Diversified Large Cap Growth Portfolio					201,989,100
Wells Fargo Emerging Growth Portfolio					23,930,186
Wells Fargo Factor Enhanced Emerging Markets Portfolio					29,098,907
Wells Fargo International Growth Portfolio					182,412,487
Wells Fargo International Value Portfolio					204,960,293
Wells Fargo Large Company Value Portfolio					211,501,179
Wells Fargo Managed Fixed Income Portfolio					497,716,939
Wells Fargo Real Return Portfolio					71,769,161
Wells Fargo Small Company Growth Portfolio					24,008,881
Wells Fargo Small Company Value Portfolio					57,930,799

					1,710,272,020

Affiliated Stock Funds : 15.61%
Wells Fargo Disciplined U.S. Core Fund Class R6				16,672,524	269,761,443
Wells Fargo Emerging Markets Equity Fund Class R6				1,161,272	28,207,299
Wells Fargo Emerging Markets Equity Income Fund Class R6				2,500,223	28,227,516

					326,196,258

Total Investment Companies (Cost $2,063,664,450)					2,036,468,278

		Yield	Maturity date	Principal
Short-Term Investments : 0.34%

U.S. Treasury Securities : 0.34%
U.S. Treasury Bill (z)#		1.88%	2-5-2019	$39,000	38,990
U.S. Treasury Bill (z)#		2.16	2-12-2019	7,060,000	7,054,995

Total Short-Term Investments (Cost $7,093,910)					7,093,985

Total investments in securities (Cost $2,117,105,887)	100.13%				2,092,592,542
Other assets and liabilities, net	(0.13)				(2,677,337)

Total net assets	100.00%				$2,089,915,205

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	582	3-15-2019	$74,212,518	$78,700,950	$4,488,432	$0
Short
10-Year U.S. Treasury Note	(429)	3-20-2019	(51,985,577)	(52,539,094)	0	(553,517)

					$4,488,432	$(553,517)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	21,088,169	4,415,645	16,672,524	$269,761,443
Wells Fargo Emerging Markets Equity Fund Class R6	0	1,268,856	107,584	1,161,272	28,207,299
Wells Fargo Emerging Markets Equity Income Fund Class R6	0	2,703,041	202,818	2,500,223	28,227,516
Affiliated security no longer held at the end of period	164,736,608	0	164,736,608	0	0

					$326,196,258	15.61%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	0.00%	16.24%	$63,484,701
Wells Fargo Core Bond Portfolio	0.00	2.55	141,469,387
Wells Fargo Diversified Large Cap Growth Portfolio	0.00	74.68	201,989,100
Wells Fargo Emerging Growth Portfolio	0.00	2.88	23,930,186
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	10.92	29,098,907
Wells Fargo International Growth Portfolio	0.00	83.77	182,412,487
Wells Fargo International Value Portfolio	0.00	18.04	204,960,293
Wells Fargo Large Company Value Portfolio	0.00	78.73	211,501,179
Wells Fargo Managed Fixed Income Portfolio	0.00	84.05	497,716,939
Wells Fargo Real Return Portfolio	0.00	38.21	71,769,161
Wells Fargo Small Company Growth Portfolio	0.00	1.25	24,008,881
Wells Fargo Small Company Value Portfolio	0.00	41.70	57,930,799

			$1,710,272,020	81.83%

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$49,030,279	$0	$0	$49,030,279
Investment companies	326,196,258	0	0	326,196,258
Short-term investments
U.S. Treasury securities	7,093,985	0	0	7,093,985
Investments measured at net asset value*				1,710,272,020

	382,320,522	0	0	2,092,592,542

Futures contracts	4,488,432	0	0	4,488,432

Total assets	$386,808,954	$0	$0	$2,097,080,974

Liabilities
Futures contracts	553,517	0	0	553,517

Total liabilities	$553,517	$0	$0	$553,517

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in affiliated Master Portfolios are valued at $1,710,272,020. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of January 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At January 31, 2019, the Fund did not have any transfers into/out of Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

By:	/s/ Jeremey DePalma

Jeremy DePalma
Treasurer

Date: March 27, 2019